UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares			Value
	COMMON STOCKS - 95.5%
	AEROSPACE/DEFENSE - 1.9%
9,421	Orbital Sciences Corp. *		$ 121,719

	APPAREL - 2.8%
9,123	Skechers U.S.A, Inc. - Cl. A *		185,836

	BANKS - 2.6%
12,947	Umpqua Holdings Corp.		170,383

	BIOTECHNOLOGY - 1.8%
2,356	United Therapeutics Corp. *		116,339

	CHEMICALS - 3.8%
4,275	Intrepid Potash, Inc. *		97,299
7,061	Kraton Performance Polymers, Inc. *		154,707
			252,006
	COMMERCIAL SERVICES - 5.8%
29,471	AMN Healthcare Services, Inc. *		174,763
2,697	Arbitron, Inc.		94,395
6,683	Tele Tech Holdings, Inc. *		106,928
			376,086
	COMPUTERS - 5.4%
19,234	Logitech International S.A. - ADR *		205,227
5,159	Synaptics, Inc. *		147,702
			352,929
	DIVERSIFIED FINANCIAL SERVICES - 5.4%
2,089	Affiliated Managers Group, Inc. *		228,641
34,504	GFI Group, Inc.		122,834
			351,475
	ELECTRIC - 1.9%
3,022	Allete, Inc.		126,320

	ELECTRONICS - 4.9%
5,442	FLIR Systems, Inc.		106,119
41,392	Taser International, Inc. *		216,894
			323,013
	ENGINEERING & CONSTRUCTION - 2.5%
12,765	Tutor Perini Corp. *		161,733

	FOOD - 3.1%
5,251	Cal-Maine Foods, Inc.		205,314

	HEALTHCARE-SERVICES - 2.4%
3,241	Covance, Inc. *		155,082

	INSURANCE - 3.1%
9,503	Montpelier Re Holdings, Ltd.		202,319

	INTERNET - 2.3%
20,256	Earthlink, Inc.		150,705

	METAL FABRICATE/HARDWARE - 1.8%
6,806	Dynamic Materials Corp.		117,948

	MINING - 2.3%
46,750	Thompson Creek Metals Co., Inc. *		149,132
CWC Small Cap Aggressive Value Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)(Continued)
Shares			Value
	OIL & GAS - 2.3%
9,190	Goodrich Petroleum Corp. *		$ 127,373
4,438	Gulfport Energy Corp. *		91,556
			218,929
	OIL & GAS SERVICES - 3.3%
5,211	C&J Energy Services, Inc. *		96,404
7,205	Helix Energy Solutions Group, Inc. *		118,234
			214,638
	PHARMACEUTICALS - 6.8%
4,215	Endo Pharmaceuticals Holdings, Inc. *		130,581
19,551	Rigel Pharmaceuticals, Inc. *		181,824
5,532	Viropharma, Inc. *		131,108
			443,513
	REAL ESTATE - 1.8%
1,713	Jones Lang LaSalle, Inc.		120,544

	REITS - 2.1%
9,849	Capstead Mortgage Corp.		137,000

	RETAIL - 6.5%
8,896	American Eagle Outfitters, Inc.		175,518
6,495	GameStop Corp. - Cl. A		119,248
11,412	Kirkland's, Inc *		128,385
			423,151
	SAVING & LOANS - 1.8%
10,155	Capitol Federal Financial, Inc.		120,641

	SEMICONDUCTORS - 12.6%
4,427	ATMI, Inc. *		91,063
19,654	GT Solar International, Inc. *		103,773
14,620	Kulicke & Soffa Industries, Inc. *		130,410
24,274	LTX-Credence Corp. *		162,636
11,939	Omnivision Technologies, Inc. *		159,505
17,180	Rubicon Technology, Inc. *		175,236
			822,623
	TELECOMMUNICATIONS - 1.5%
7,456	Oplink Communications, Inc. *		100,880

	TRANSPORTATION - 2.0%
9,607	Nordic American Tankers, Ltd.		130,367

	TOTAL COMMON STOCKS- (Cost - $6,603,995)		6,250,625

	SHORT - TERM INVESMENTS - 4.3%
280,121	Dreyfus Cash Management, 0.0009% **		280,121
	(Cost $280,121)

	TOTAL INVESTMENTS - 98.8% (Cost - $6,884,116)(a)		$ 6,530,746
	OTHER ASSETS LESS LIABILITIES - 0.2%		12,613
	NET ASSETS - 100.0%		$ 6,543,359

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 542,498
		Unrealized depreciation:	(895,868)
		Net unrealized depreciation	$ (353,370)

CWC Small Cap Aggressive Value Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,250,624	$ -	$ -	$ 6,465,240
Short - Term Investments	280,121	-	-	280,121
Total	$ 6,530,745	$ -	$ -	$ 6,530,745

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/29/12